Other investments	12 Months Ended
Dec. 31, 2024
Other Financial Investments [Abstract]
Other investments	Other investments

	2024	2023
(in $ millions)	$	$
Non-current investments
Time deposits	273	681
Debt investments – at FVTPL	187	247
Debt investments – at FVOCI	98	19
Equity investments – at FVTPL	207	241
	765	1,188
Current investments
Time deposits	1,425	1,137
Debt investments – at FVTPL	247	361
Debt investments – at FVOCI	169	26
Debt investments – at amortized cost	824	381
	2,665	1,905
	3,430	3,093
•For the purpose of comparability, current debt investments - at amortized cost and FVOCI previously presented within current time deposits have been presented as separate captions.
i)                   Time deposits
These financial assets measured at amortized cost predominantly comprise deposits with banks and financial institutions with a maturity of more than three months from the date of placement.
ii)                  Financial risk management
The exposure of other investments to relevant financial risks (credit, currency and interest rate risk) is disclosed in Note 26.